UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21677

Cohen & Steers International Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value

COMMON STOCK 98.1%
AUSTRALIA 16.9%
DIVERSIFIED 6.1%
BGP Holdings PLC (EUR)(a),(b),(c)	55,752,507	$0
Dexus Property Group	27,223,574	20,235,189
FKP Property Group	15,677,679	10,286,436
Mirvac Group	10,314,681	13,961,270
Stockland	10,025,971	36,709,329
		81,192,224
INDUSTRIAL 3.4%
Goodman Group	58,382,625	35,091,508
ING Industrial Fund	25,153,360	10,271,482
		45,362,990
OFFICE 1.3%
Commonwealth Property Office Fund	15,869,726	13,179,384
ING Office Fund	6,296,244	3,379,983
		16,559,367
RETAIL 6.1%
Westfield Group	7,291,615	80,695,282
TOTAL AUSTRALIA		223,809,863
AUSTRIA 0.5%
OFFICE
Atrium European Real Estate Ltd.	991,894	6,350,188
BELGIUM 0.5%
OFFICE
Cofinimmo	46,334	6,530,331
BRAZIL 2.2%
DIVERSIFIED 0.5%
PDG Realty SA Empreendimentos e Participacoes	719,444	5,991,489
OFFICE 0.9%
BR Properties SA(c)	1,709,753	12,421,632

	Number of Shares	Value

RETAIL 0.8%
Aliansce Shopping Centers SA(c)	661,664	$3,850,886
BR Malls Participacoes SA(c)	577,253	6,816,607
		10,667,493
TOTAL BRAZIL		29,080,614
CANADA 4.5%
DIVERSIFIED 0.5%
Brookfield Asset Management	249,979	6,362,386
HOTEL 0.3%
InnVest Real Estate Investment Trust	662,628	3,875,361
OFFICE 1.3%
Brookfield Properties Corp.	1,101,206	16,914,524
RESIDENTIAL 1.7%
Boardwalk REIT	324,605	12,864,029
Melcor Developments Ltd.	898,803	10,247,761
		23,111,790
RETAIL 0.7%
Primaris Retail REIT	593,940	9,824,440
TOTAL CANADA		60,088,501
FINLAND 1.1%
DIVERSIFIED
Sponda Oyj	3,407,688	14,222,020
FRANCE 5.9%
DIVERSIFIED
ICADE	146,071	16,258,740
Nexity	145,783	5,729,845
Unibail-Rodamco	280,935	56,916,749
		78,905,334
GERMANY 1.2%
DIVERSIFIED 0.4%
IVG Immobilien AG(c)	638,465	5,579,359

	Number of Shares	Value

OFFICE 0.3%
Alstria Office AG	298,936	$3,391,568
RESIDENTIAL 0.5%
Deutsche Wohnen AG(c)	658,837	6,681,058
TOTAL GERMANY		15,651,985
HONG KONG 28.8%
DIVERSIFIED 23.3%
China Resources Land Ltd.	4,650,200	10,049,954
Glorious Property Holdings Ltd.(c)	31,793,852	13,431,282
Great Eagle Holdings Ltd.	3,612,021	10,095,097
Hang Lung Properties Ltd.	7,234,000	29,115,819
Henderson Land Development Company Ltd.	3,715,399	26,247,176
Hysan Development Company Ltd.	3,823,430	11,030,664
Kerry Properties Ltd.	3,763,900	20,190,802
KWG Property Holding Ltd.	13,964,848	10,072,209
New World Development Ltd.	18,071,800	35,332,443
Shimao Property Holdings Ltd.	3,540,877	6,512,377
Sun Hung Kai Properties Ltd.	7,068,080	106,236,267
Wharf Holdings Ltd.	5,469,000	30,992,820
		309,306,910
HOTEL 0.7%
Shangri-La Asia Ltd.	4,481,100	8,761,065
OFFICE 2.8%
Hongkong Land Holdings Ltd. (USD)	7,358,771	37,308,969
RESIDENTIAL 2.0%
China Overseas Land & Investment Ltd.	11,821,340	26,674,808
TOTAL HONG KONG		382,051,752

	Number of Shares	Value

JAPAN 14.9%
DIVERSIFIED 12.5%
Kenedix Realty Investment Corp.	3,733	$10,026,273
Mitsubishi Estate Co., Ltd.	4,305,600	70,462,809
Mitsui Fudosan Co., Ltd.	3,060,049	51,944,569
Nomura Real Estate Holdings	221,600	3,417,983
Sumitomo Realty & Development Co., Ltd.	1,232,300	23,449,157
Tokyo Tatemono Co., Ltd.	1,751,000	6,293,037
		165,593,828
OFFICE 1.4%
DA Office Investment Corp.	3,289	7,025,492
Japan Real Estate Investment Corp.	755	6,436,357
Nippon Building Fund	693	5,967,109
		19,428,958
RESIDENTIAL 0.6%
Goldcrest Co., Ltd.	295,455	7,815,384
RETAIL 0.4%
AEON Mall Co., Ltd.	261,965	5,522,869
TOTAL JAPAN		198,361,039
NETHERLANDS 1.4%
INDUSTRIAL 0.0%
ProLogis European Properties(c)	44,241	311,498
RETAIL 1.4%
Corio NV	275,742	18,411,130
TOTAL NETHERLANDS		18,722,628
NORWAY 0.5%
OFFICE
Norwegian Property ASA(c)	3,292,843	6,870,247
POLAND 0.3%
DIVERSIFIED
Globe Trade Centre SA(c)	453,933	3,940,887

	Number of Shares	Value

SINGAPORE 6.1%
DIVERSIFIED 4.4%
Allgreen Properties Ltd.	7,819,200	$6,651,309
CapitaLand Ltd.	14,252,000	40,444,934
Keppel Land Ltd.	3,962,449	10,395,073
		57,491,316
INDUSTRIAL 0.4%
AIM AMP Capital Industrial REIT	34,219,529	5,259,086
OFFICE 0.7%
CapitaCommercial Trust	12,400,237	9,573,077
RETAIL 0.6%
CapitaMall Trust	4,995,200	6,320,100
CapitaMalls Asia Ltd.(c)	1,187,802	1,918,891
		8,238,991
TOTAL SINGAPORE		80,562,470
SWEDEN 1.8%
DIVERSIFIED 1.3%
Fabege AB	2,456,485	16,602,009
OFFICE 0.5%
Wihlborgs Fastigheter AB	313,348	6,617,950
TOTAL SWEDEN		23,219,959
UNITED KINGDOM 11.5%
DIVERSIFIED 7.7%
British Land Co., PLC	2,296,391	16,765,234
Hammerson PLC	5,594,777	33,399,930
Land Securities Group PLC	4,940,995	50,836,136
London & Stamford Property Ltd.	479,242	863,609
		101,864,909

		Number of Shares	Value

OFFICE 1.4%
Derwent London PLC		586,439	$12,156,316
Great Portland Estates PLC		1,407,945	6,717,329
			18,873,645
RESIDENTIAL 1.4%
Grainger PLC		4,498,404	9,215,537
Unite Group PLC(c)		2,533,830	9,924,163
			19,139,700
SELF STORAGE 1.0%
Big Yellow Group PLC(c)		2,531,660	13,062,092
TOTAL UNITED KINGDOM			152,940,346
TOTAL COMMON STOCK (Identified cost—$1,145,979,536)			1,301,308,164
SHORT-TERM INVESTMENTS 1.9%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.02%(d)		12,850,000	12,850,000
State Street Institutional Liquid Reserves Fund, 0.13%(d)		12,850,000	12,850,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$25,700,000)			25,700,000

TOTAL INVESTMENTS (Identified cost—$1,171,679,536)	100.0%		1,327,008,164

OTHER ASSETS IN EXCESS OF LIABILITIES	0.0		124,074

NET ASSETS	100.0%		$1,327,132,238

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Fair valued security.  This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.  Aggregate fair value securities represent 0.0% of net assets of the Fund.

(b) Illiquid security.  Aggregate holdings equal 0.0% of net assets of the Fund.

(c) Non-income producing security.

(d) Rate quoted represents the seven day yield of the fund.

Cohen & Steers International Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.  Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in

Cohen & Steers International Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS - (Continued)

the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$1,301,308,164	$1,301,308,164	$—	—
Money Market Funds	25,700,000	—	25,700,000	—
Total Investments	$1,327,008,164	$1,301,308,164	$25,700,000	—

Note 2. Income Tax Information

As of March 31, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$1,171,679,536
Gross unrealized appreciation	$174,202,887
Gross unrealized depreciation	(18,874,259)
Net unrealized appreciation	$155,328,628

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: May 28, 2010